Equity (Defict) (Details) - Schedule of share capital - shares	Dec. 31, 2021	Dec. 31, 2020
Schedule of share capital [Abstract]
Ordinary shares, authorized	100,000,000	8,435,375
Ordinary shares, issued and outstanding	10,091,706	2,661,095